The Company	12 Months Ended
Dec. 31, 2018
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The Company

Note 1: The Company

Incorporated in 2002 under the laws of France, DBV Technologies S.A. (“DBV Technologies,” or the “Company”) is a clinical-stage specialty biopharmaceutical company focused on changing the field of immunotherapy by developing a novel technology platform called Viaskin®. The Company’s therapeutic approach is based on epicutaneous immunotherapy, or EPIT®, a proprietary method of delivering biologically active compounds to the immune system through intact skin using Viaskin®.

Viaskin® Peanut

The Company’s lead product candidate, Viaskin® Peanut, has completed a global Phase III program for the treatment of peanut-allergic patients 4 to 11 years of age. In October 2018, the Company announced its submission of a Biologics License Application (“BLA”) to the U.S. Food and Drug Administration (“FDA”) for Viaskin® Peanut for the treatment of peanut allergy in children 4 to 11 years of age. On December 19, 2018, the Company announced that, after discussions with the U.S. FDA, the Company voluntarily withdrew its Biologics License Application (“BLA”) for Viaskin® Peanut in children 4 to 11 years of age.. On February 13, 2019, the Company announced that it expects to resubmit its BLA to the FDA for Viaskin® Peanut for the treatment of peanut-allergic children 4 to 11 years of age in the third quarter of 2019.

In August 2017, the Company initiated Part A of the EPITOPE (EPIT® in Toddlers with Peanut Allergy) trial, a Phase III trial of Viaskin® Peanut in peanut-allergic toddlers ages one to three. EPITOPE is a two-part, pivotal Phase III clinical trial assessing the safety and efficacy of Viaskin® Peanut 250 µg for the treatment of peanut-allergic toddlers one to three years of age. In September 2018, the Company announced that the independent data safety and monitoring board (“DSMB”) completed its review of Part A of EPITOPE and recommended that the dose of Viaskin® Peanut 250 µg be evaluated in Part B. On October 26, 2018, the Company announced that the first patient was enrolled in Part B of EPITOPE. This trial is the second Phase III clinical program currently investigating the use of Viaskin® Peanut for the treatment of patients with peanut allergy.

Viaskin® Milk

The Company is developing its second product candidate, Viaskin® Milk, for the treatment of cow’s milk protein allergy, or CMPA, in children two to 17 years of age, which received fast track designation from the FDA in September 2016. In November 2014, the Company initiated a multi-center, double-blind, placebo-controlled, randomized Phase I/II trial to study the safety and efficacy of Viaskin® Milk in 198 patients with Immunoglobulin E, or IgE, mediated CMPA, which the Company refers to as the Milk Efficacy and Safety, or MILES, trial. In June 2015, we announced completion of Part A of the MILES study, or Phase I, and we launched Part B, or Phase II, in October 2015. In February 2018, the Company announced preliminary results from Part B of the MILES study. Following analyses of the data, the 300 µg dose was identified as the dose with the greatest observed clinical activity for children (intent-to-treat, p=0.042). The Company believes these preliminary results support further advancement of the Viaskin® Milk program and intends to discuss findings with regulatory authorities to determine the design of future studies. All patients in the open-label extension trial are being switched to the 300 µg dose for treatment of up to 24 months.

Viaskin® Egg

In February 2015, the Company announced the development of a third product candidate, Viaskin® Egg, for the treatment of patients suffering from hen’s egg allergy. Preclinical development for Viaskin® Egg commenced in the first half of 2015 and is currently ongoing.

Other Viaskin® application

In addition to our development programs in food allergies, we are exploring the use of our Viaskin® technology for the treatment of inflammatory and autoimmune diseases with high unmet medical need. Human proof-of-concept trials are ongoing with Viaskin® in Eosinophilic Esophagitis (EoE) and as a booster vaccination against Bordetella pertussis (whooping cough) in healthy adults. The Company’s other earlier stage research programs include vaccination for respiratory syncytial virus, as well as potential treatments for celiac disease and type I diabetes.

Main events in 2018

1. FINANCING

On March 23, 2018, the Company announced the closing of an underwritten global offering of an aggregate of 3,527,752 ordinary shares in (i) a public offering of 1,392,015 ordinary shares in the form of 2,784,030 American Depositary Shares (“ADSs”) in the United States, Canada and certain other countries outside Europe at a public offering price of $21.26 per ADS (on the basis of an exchange rate of $1.2246=€1.00) and (ii) a concurrent private placement of 2,135,737 ordinary shares in Europe (including France) at a public offering price of €34.71 per ordinary share. Each ADS represents the right to receive one-half of one ordinary share.

In addition, on March 26, 2018, the Company announced the issuance and the settlement and delivery of an aggregate of an additional 529,162 ordinary shares, including 208,802 ordinary shares in the form of 417,604 ADSs, on the same terms and conditions as the securities previously sold in the global offering, pursuant to the exercise of the underwriters’ option to purchase additional ordinary shares, including in the form of ADSs, in the Company’s previously announced global offering (the “Option Closing”). Following the Option Closing, the gross proceeds to the Company from the global offering were approximately $172.5 million (approximately €140.8 million), before deducting underwriting commissions and estimated offering expenses.

2. CLINICAL PROGRAMS

Viaskin® Peanut

On February 14, 2018, the Company provided an update on the regulatory progress for Viaskin® Peanut and announced that the U.S. Food and Drug Administration (FDA) has agreed that the available efficacy and safety data for Viaskin® Peanut supports the submission of a Biologics License Application (BLA) for the treatment of peanut allergy in children 4 to 11 years of age.

The FDA provided written responses to the clinical pre-BLA meeting package submitted by the Company, which reflected agreement on the content of the clinical module of the BLA for Viaskin® Peanut.

On October 22, 2018, the Company announced the submission of a BLA to the FDA for Viaskin® Peanut for the treatment of peanut allergy in children 4 to 11 years of age. On December 19, 2018, the Company announced it voluntarily withdrew its BLA for Viaskin® Peanut following correspondence with the FDA regarding additional data requirements on manufacturing procedures and quality controls.

On December 19, 2018, the Company announced that, after discussions with the FDA, the Company voluntarily withdrew its BLA for Viaskin® Peanut in children 4 to 11 years of age. On February 13, 2019, the Company announced that it expects to resubmit its BLA to the FDA for Viaskin® Peanut for the treatment of peanut-allergic children 4 to 11 years of age in the third quarter of 2019.

On September 12, 2018, the Company announced that the independent DSMB completed its planned safety review of Part A of the EPITOPE (EPIT® in TOddlers with PEanut Allergy) trial of Viaskin® Peanut in peanut-allergic toddlers ages one to three. The Company announced on October 26, 2018 that the first patient was enrolled in Part B of the EPITOPE (EPIT® in Toddlers with Peanut Allergy) trial. EPITOPE is a two-part, pivotal Phase III clinical trial assessing the safety and efficacy of Viaskin® Peanut 250 µg for the treatment of peanut-allergic toddlers one to three years of age. This trial is the second Phase III clinical program currently investigating the use of Viaskin® Peanut for the treatment of patients with peanut allergy.

Viaskin® Milk

On February 26, 2018, the Company announced preliminary results from Part B, or Phase II, of a Phase I/II study evaluating the efficacy and safety of three dose regimens of Viaskin® Milk (150 µg, 300 µg, 500 µg) in 198 patients for the treatment of IgE-mediated cow’s milk protein allergy (CMPA). The MILES (Milk Efficacy and Safety) study was designed to determine a safe and effective dose in two age groups: children aged two to 11 and adolescents aged 12 to 17. Following analyses of the data, the 300 µg dose was identified as the most effective tested dose for children (intent-to-treat (ITT), p=0.042). The Company believes these preliminary results support further advancement of the Viaskin® Milk program and intends to discuss findings with health authorities in key markets worldwide to determine the design of future studies.

3. CHANGE IN THE GROUP’S EXECUTIVE COMMITTEE MEMBERSHIP AND BOARD MEMBERS

On May 16, 2018, the Company announced that Michel de Rosen was appointed to the Company’s Board of Directors, in replacement of George Horner III. Michel de Rosen’s appointment was confirmed at the Company’s Ordinary and Extraordinary General Meeting on June 22, 2018, in Montrouge, France. With this addition, DBV’s Board is now comprised of eight directors.

On June 22, 2018, the Company announced that Joan Schmidt, our current Chief Legal Officer, was appointed as the Company’s Executive Vice President, General Counsel. She is responsible for all legal affairs and compliance at DBV, reporting to the Deputy Chief Executive Officer, David Schilansky. Joan Schmidt also serves as a member of the Executive Committee.

On July 26, 2018, the Company announced the appointment of Kevin Trapp as the Company’s Chief Commercial Officer. Kevin Trapp is responsible for all worldwide commercial functions at DBV Technologies, including the potential launch of the Company’s lead product candidate, Viaskin® Peanut.

On November 16, 2018, the Company announced that its Board of Directors unanimously appointed Daniel Tassé as its Chief Executive Officer (“CEO”), effective November 29, 2018. Dr. Pierre-Henri Benhamou, who co-founded the Company in 2002, retired as CEO and currently serves as Non-Executive Chairman of the Board of Directors.